Financial risk management objectives and policies - Foreign Exchange Risk Narrative (Details) $ in Millions	12 Months Ended
	Mar. 29, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Mar. 31, 2018 CAD ($)	Mar. 29, 2020 USD ($)	May 10, 2019 CAD ($)	May 10, 2019 USD ($)	Mar. 31, 2019 USD ($)
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges	$ (3,200,000)	$ 3,700,000	$ 100,000
Reasonably possible increase (decrease) in currency	0.01
Increase (decrease) in income before income taxes due to reasonably possible change in currency	1,100,000	1,100,000
Foreign exchange risk | Cash flow hedges | Long-dated forward exchange contract
Disclosure of risk management strategy related to hedge accounting [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges	3,300,000	2,900,000	$ 300,000
Term loan
Disclosure of risk management strategy related to hedge accounting [line items]
Borrowings	$ 159,300,000	$ 152,400,000		$ 113.8	$ 151,700,000	$ 113.8	$ 113.8